Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2020	2021
A	21%	18%
B	22%	21%
C	12%	14%
D	35%	15%
E	7%	13%
Total	97%	81%

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2020	2021
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	155,668	279,055
Restricted cash – current portion	6,592	6,980
Restricted cash – non-current portion	38,837	62,896
Total cash, cash equivalents and restricted cash	$201,097	$348,931